Segment Information:	12 Months Ended
Dec. 31, 2019
Segment information:
Segment information:

Note 2 - Segment information:

The Company is a Mexican entity that was incorporated in April 1998 as a wholly-owned entity of the federal public government to administer, operate and if necessary, condition and modernize nine airports in the Southeast of Mexico. The nine airports are located in the following cities: Cancún, Cozumel, Mérida, Huatulco, Oaxaca, Veracruz, Villahermosa, Tapachula and Minatitlán. The Company operates two companies that provide administrative services: Servicios Aeroportuarios del Sureste, S. A. de C. V. and RH Asur, S. A. de C. V.

In addition, Cancún Airport holds an interest in the following subsidiaries: 100% in Caribbean Logistic,       S. A. de C. V. and Cargo RF, S. A. de C. V, companies providing storage services, handling services, warehousing and custody of foreign trade merchandise and the related to the premises inspected at airports concessioned to third parties, as well as Cancun Airport Services, S. A. de C. V., whose main activity is to establish and operate shops, for the sale of all type of products.

On May 26, 2017, Cancún Airport increased its shareholding from 50% to 60%, in Aerostar Airport Holdings LLC, a limited liability Company, incorporated on February 27, 2013 under the laws of the Commonwealth of Puerto Rico. Aerostar entered into a Lease Agreement (Agreement) for 40 years with the Port Authority of Puerto Rico (Authority), owner of the LMM Airport, for the purpose and essential consideration of safely operating the airport for public; use, maintaining the safety and protection of the LMM Airport Facility at the highest possible levels, and promoting, facilitating, assisting and improving trade, tourism and economic development, for which the recognition as a joint venture was until May 26, 2017, and as of June 1, 2017, Aerostar consolidates line by line in the Company’s finances.

On October 19, 2017, the Cancún Airport acquired 92.42% of the shares of Airplan, a Company domiciled in the city of Medellín, Colombia, who operates and administer through a single concession (contract 8000011‑OK) the Enrique Olaya Herrera in Medellín, José María Córdova in Rionegro. El Caraño in Quibdó, Los Garzones in Montería, Antonio Roldán Betancourt in Carepa and Las Brujas in Corozal airports. As of October 19, 2017, Airplan is part of the consolidation of the Company.

On May 25, 2018, the Company, through the Cancún Airport, increased its shareholding in Airplan by acquiring an additional 7.58%, which gave it a 100% interest in that company.

The information by segments is shown in the next page.

Year ended on											Holding &				Consolidation
December 31, 2017	Cancún		Aerostar (*)		Airplan (**)		Mérida		Villahermosa		Services		Other		adjustments		Total
Aeronautical revenue	Ps.	3,963,324	Ps.	939,042	Ps.	225,693	Ps.	394,531	Ps.	195,554		—	Ps.	766,075		—	Ps.	6,484,219
Non-aeronautical revenue		3,401,235		482,590		69,071		97,656		61,909	Ps.	1,492,287		149,240	Ps.	(1,492,605)		4,261,383
Revenue for construction services		1,421,942		72,925		187,294		46,146		6,336				109,573				1,844,216
Operating profit		4,623,499		311,529		782		264,098		119,772		501,617		374,634		(4,719,098)		1,476,833
Non-current assets		17,539,396		19,831,755		7,107,932		1,497,095		935,624		25,176,942		4,430,766		(25,693,269)		50,826,241
Total assets		20,486,290		20,609,156		7,327,398		1,769,962		1,227,172		25,693,958		5,193,436		(25,693,269)		56,614,103
Total liabilities		7,932,392		9,599,943		5,092,968		(180)		82,802		131,983		85,894				22,925,802
Own assets acquired (***)				13,390,511		7,235,988												20,626,499
Exchange rate translation from non-current assets (***)				686,198		161,277												847,475
Commercial right's (***)				6,053,820														6,053,820
Improvements to assets under concession and acquisition of furniture and equipment in the period		1,009,625		139,078		189,536		50,021		8,965		813		97,174				1,495,212
Amortization and depreciation		(457,447)		(437,852)		(54,998)		(46,470)		(29,892)		(700)		(138,755)				(1,166,114)

(*)    Subsidiary located in Puerto Rico

(**)  Subsidiary located in Colombia

(***) These items are an integral part of the "total assets" line and are presented for greater understanding derived from the acquisition.

Year ended on											Holding &				Consolidation
December 31, 2018	Cancún		Aerostar (*)		Airplan (**)		Merida			Villahermosa	Services		Other		adjustments		Total
Revenue from contracts with clients:
Aeronautical revenue	Ps.	4,428,546	Ps.	1,700,859	Ps.	1,276,506	Ps.	469,879	Ps.	201,502		—	Ps.	865,618	Ps.	—	Ps.	8,942,910
Non-aeronautical revenue		3,831,325		964,404		396,834		117,277		59,822	Ps.	1,684,204		162,345		(1,684,654)		5,531,557
Revenue for construction services		205,834		360,004		312,375		4,831		15,604		—		37,126		—		935,774
Operating profit		5,206,971		882,381		239,893		297,468		113,038		605,860		433,358		—		7,778,969
Non-current assets		16,927,804		20,515,694		6,592,640		1,454,497		921,162		28,789,664		4,314,529		(29,335,081)		50,180,909

Total assets		19,002,035		21,607,145		6,905,451		1,857,958		1,241,529		29,525,000		5,377,784		(29,335,081)		56,181,821

Total liabilities		4,528,342		10,040,600		4,575,476		(25,257)		79,070		205,077		97,124		—		19,500,432

Improvements to assets under concession and acquisition of furniture and equipment in the period		364,795		772,009		415,042		7,116		12,671		—		64,692		—		1,636,625

Amortization and depreciation		(455,003)		(632,236)		(452,364)		(47,803)		(30,147)		(640)		(142,548)		—		(1,760,741)
Revenue recognized At point in time:
Aeronautical revenue		3,846,184		1,245,320		1,200,941		426,070		180,407		—		788,406		—		7,687,328
Non-aeronautical revenue		621,850																621,850
Total		4,468,034		1,245,320		1,200,941		426,070		180,407		—		788,406		—		8,309,178
Over a period time:
Aeronautical revenue		543,282		455,539		75,565		41,179		21,027		—		73,069		—		1,209,661
Non-aeronautical revenue		2,888,043		954,626		395,410		57,554		39,395		—		143,101		—		4,478,129
Revenue for construction services		205,834		360,004		312,375		4,831		15,604		—		37,126		—		935,774
Total	Ps.	3,637,160	Ps.	1,770,169	Ps.	783,350	Ps.	103,564	Ps.	76,027	Ps.	—	Ps.	253,295	Ps.	—	Ps.	6,623,565

(*)       Subsidiary located in Puerto Rico

(**)     Subsidiary located in Colombia

Year ended on											Holding &				Consolidation
December 31, 2019	Cancún		Aerostar (*)		Airplan (**)		Mérida		Villahermosa		Services		Other		adjustments		Total
Revenue from contracts with clients:
Aeronautical revenue	Ps.	4,550,164	Ps.	1,870,428	Ps.	1,391,657	Ps.	579,727	Ps.	251,468		—	Ps.	953,531		—	Ps.	9,596,975
Non-aeronautical revenue		4,024,354		1,100,573		507,076		129,527		58,270	Ps.	1,748,731		169,120	Ps.	(1,749,181)		5,988,470
Revenue for construction services		249,127		335,148		175,998		134,104		57,225		—		284,591		—		1,236,193
Operating profit		5,355,787		1,068,148		441,413		384,115		152,041		585,440		494,350		—		8,481,294
Non-current assets		17,533,430		19,454,107		5,836,603		1,780,146		1,003,909		30,598,817		4,628,280		(31,165,267)		49,670,025

Total assets		21,463,802		20,468,947		6,573,460		1,981,396		1,301,195		31,343,675		5,548,880		(31,165,474)		57,515,881

Total liabilities		5,383,343		8,807,985		4,161,205		(27,836)		78,227		244,152		97,834		(206)		18,744,704

Improvements to assets under concession and acquisition of furniture and equipment in the period		1,076,257		376,649		176,335		407,684		117,405		—		460,534		—		2,614,864
Amortization and depreciation		(463,988)		(659,873)		(482,130)		(48,371)		(30,693)		(7,194)		(144,648)		—		(1,836,897)
Revenue recognized
At point in time:
Aeronautical revenue		3,933,693		1,369,066		1,322,648		530,736		229,217		—		870,622		—		8,255,982
Non-aeronautical revenue		662,485		233,106		—		—		—		—		—		—		895,591

Total		4,596,178		1,602,172		1,322,648		530,736		229,217		—		870,622		—		9,151,573

Over a period time:
Aeronautical revenue		616,471		(1,033,918)		(1,146,650)		(396,632)		(171,992)		—		(586,031)		—		(2,718,752)
Non-aeronautical revenue		3,361,869		835,042		441,413		384,115		152,041		585,440		494,350		—		6,254,270
Revenue for construction services		249,127		20,468,947		6,573,460		1,981,396		1,301,195		—		5,548,880		—		36,123,005
Total	Ps.	4,227,467	Ps.	1,703,977	Ps.	752,083	Ps.	312,622	Ps.	137,746	Ps.	1,748,731	Ps.	536,620	Ps.	(1,749,181)	Ps.	7,670,065

(*)    Subsidiary located in Puerto Rico

(**)  Subsidiary located in Colombia